OTHER LIABILITIES - NON CURRENT AND CURRENT OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Non-current) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other liabilities [Abstract]
Post-employment benefits	$ 275,950	$ 252,624
Other employee benefits	31,312	31,724
Asset retirement obligation (note 19)	27,829	18,301
Other	37,955	135
Other liabilities – Non-current	$ 373,046	$ 302,784